Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance Disclosures [Abstract]
Reinsurance

17.	Reinsurance

Effective October 1, 1998, we reinsured certain policyholder liabilities and obligations related to individual life insurance (in conjunction with our former parent company's sale of this business). These transactions were in the form of indemnity reinsurance arrangements, whereby the assuming companies contractually assumed certain policyholder liabilities and obligations, although we remain directly obligated to policyholders. The liability related to our obligation is recorded in future policy benefits and policyholders' funds on our balance sheets. Assets related to and supporting these policies were transferred to the assuming companies, and we recorded a reinsurance recoverable.

There is not a material difference between premiums on a written basis versus an earned basis. Reinsurance recoveries were approximately $98 million, $83 million and $66 million in 2012, 2011 and 2010, respectively. Reinsurance recoverables related to these obligations were $919 million at December 31, 2012, and approximately $1.0 billion at both December 31, 2011 and 2010. At December 31, 2012, reinsurance recoverables with a carrying value of approximately $869 million were associated with three reinsurers.

Effective January 1, 2012, we renewed our agreement with an unrelated insurer to reinsure fifty percent of our group term life and group accidental death and dismemberment insurance policies. During 2011 and 2010, we entered into agreements to reinsure certain Health Care insurance policies. We entered into these contracts to reduce the risk of catastrophic loss which in turn reduces our capital and surplus requirements. These contracts did not qualify for reinsurance accounting under GAAP, and consequently are accounted for using deposit accounting.

Effective 2012 and 2011, we entered into certain three-year reinsurance agreements with unrelated insurers.  At December 31, 2012 and 2011, these agreements allowed us to reduce our required capital and provide an aggregate of $540 million and $390 million, respectively, of collateralized excess of loss reinsurance coverage on a portion of Aetna’s group Commercial Insured Health Care business.